Securities purchased (sold) under resale (repurchase) agreements - Securities sold under repurchase agreements (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 26,281,345	R$ 31,839,344
National Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	3,325,188	18,318,498
National Treasury Notes
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	10,098,672	13,497,944
Financial Treasury Bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	7,515,712	0
Debentures
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	553,953	22,902
Real Estate Receivable Certificates
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	4,324,155	0
Financial credit bills
Securities Purchased Under Agreements to Resell [Line Items]
Securities sold under repurchase agreements	R$ 463,665	R$ 0